Earnings per share - Potentially Dilutive Securities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		16,336	12,655
Options to purchase common stock | D-Wave Systems Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	15,311	16,336
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		618	618
Warrants to purchase common stock | D-Wave Systems Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	0	618
Warrants for Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		3,248	3,248
Warrants for Preferred shares | D-Wave Systems Inc. [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	3,248	3,248